SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - AAA Arbitration Final Award (Details)			1 Months Ended	12 Months Ended
	Oct. 04, 2024 USD ($)	Sep. 06, 2024 USD ($)	Mar. 31, 2024 item	Jan. 31, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of members on panel for arbitration | item			3
Litigation settlement, amount		$ 59,799,977
Litigation settlement, interest		$ 11,385,052
Litigation settlement, percentage		10.00%
Arbitration award	$ 71,185,029			$ 71,185,029